Related Party Balances and Transactions - Scheule of Remuneration to Senior Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Scheule of Remuneration to Senior Management [Abstract]
Salaries and other short term employee benefits	$ 212,997	$ 246,665	$ 84,570
Payments to defined contribution pension schemes	4,614	6,897	6,321
Total	$ 217,611	$ 253,562	$ 90,891